CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.01
Preferred stock, shares authorized	380,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value | $ / shares	$ 0.01
Common stock, shares authorized	3,800,000,000
Common stock, shares issued	340,384,157
Common stock, shares outstanding	340,384,157